UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3255

                       Oppenheimer International Growth Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                      MARKET VALUE
                                            SHARES      SEE NOTE 1
-------------------------------------------------------------------
COMMON STOCKS--94.5%
-------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.2%
-------------------------------------------------------------------
AUTO COMPONENTS--1.5%
Continental AG                              32,299   $   1,558,109
-------------------------------------------------------------------
AUTOMOBILES--1.1%
Porsche AG, Preferred                        1,752       1,177,693
-------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Carnival Corp.                              18,100         850,700
-------------------------------------------------------------------
William Hill plc                            78,510         788,773
                                                     --------------
                                                         1,639,473

-------------------------------------------------------------------
HOUSEHOLD DURABLES--2.4%
Daito Trust Construction Co. Ltd.           17,703         681,415
-------------------------------------------------------------------
Groupe SEB SA                                4,452         530,820
-------------------------------------------------------------------
Sharp Corp.                                 81,000       1,293,892
                                                     --------------
                                                         2,506,127

-------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.4%
LG Home Shopping, Inc.                      23,190         943,254
-------------------------------------------------------------------
Next plc                                    19,640         506,832
                                                     --------------
                                                         1,450,086

-------------------------------------------------------------------
MEDIA--5.9%
British Sky Broadcasting Group plc          22,431         253,021
-------------------------------------------------------------------
Gestevision Telecinco SA 1                  22,069         329,453
-------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR            15,300         692,631
-------------------------------------------------------------------
Mediaset SpA                                71,200         811,681
-------------------------------------------------------------------
News Corp. Ltd. (The)                       90,584         800,118
-------------------------------------------------------------------
Societe Television Francaise 1              30,970         975,526
-------------------------------------------------------------------
Sogecable SA 1                               9,100         367,021
-------------------------------------------------------------------
Vivendi Universal SA 1                      45,860       1,272,139
-------------------------------------------------------------------
Zee Telefilms Ltd.                         284,500         780,325
                                                     --------------
                                                         6,281,915

-------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Takashimaya Co. Ltd.                        46,973         543,279
-------------------------------------------------------------------
SPECIALTY RETAIL--2.4%
Hennes & Mauritz AB, B Shares               55,100       1,422,676
-------------------------------------------------------------------
New Dixons Group plc                       375,680       1,125,841
                                                     --------------
                                                         2,548,517

-------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.5%
Compagnie Financiere Richemont AG,
A Shares                                    19,150         500,004
-------------------------------------------------------------------
Luxottica Group SpA                         62,900       1,048,424
                                                     --------------
                                                         1,548,428

-------------------------------------------------------------------
CONSUMER STAPLES--5.9%
-------------------------------------------------------------------
BEVERAGES--2.7%
Foster's Group Ltd.                        229,469         754,483

                                                      MARKET VALUE
                                            SHARES      SEE NOTE 1
-------------------------------------------------------------------
BEVERAGES CONTINUED
Heineken NV                                 25,000   $     821,543
-------------------------------------------------------------------
Pernod-Ricard SA                             9,780       1,250,568
                                                     --------------
                                                         2,826,594

-------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Carrefour SA                                 6,490         314,895
-------------------------------------------------------------------
Woolworths Ltd.                             28,400         225,531
                                                     --------------
                                                           540,426

-------------------------------------------------------------------
FOOD PRODUCTS--2.0%
Cadbury Schweppes plc                       66,230         571,414
-------------------------------------------------------------------
Nestle SA                                    2,068         551,511
-------------------------------------------------------------------
Unilever plc                                98,040         961,874
                                                     --------------
                                                         2,084,799

-------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
L'Oreal SA                                   9,600         766,782
-------------------------------------------------------------------
ENERGY--3.4%
-------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Technip SA                                  12,660       1,717,411
-------------------------------------------------------------------
OIL & GAS--1.8%
BP plc, ADR                                 10,200         546,414
-------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                 7,720         105,662
-------------------------------------------------------------------
Total SA, B Shares                           4,030         768,316
-------------------------------------------------------------------
Tsakos Energy Navigation Ltd.               12,900         438,084
                                                     --------------
                                                         1,858,476

-------------------------------------------------------------------
FINANCIALS--17.2%
-------------------------------------------------------------------
COMMERCIAL BANKS--9.7%
ABN Amro Holding NV                         33,700         737,200
-------------------------------------------------------------------
Anglo Irish Bank Corp.                     167,022       2,611,219
-------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR              82,625         999,763
-------------------------------------------------------------------
Joyo Bank Ltd. (The)                       137,000         608,945
-------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.         263       2,434,404
-------------------------------------------------------------------
National Australia Bank Ltd.                24,800         515,506
-------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)      44,640       1,285,559
-------------------------------------------------------------------
Societe Generale, Cl. A                     12,270       1,042,742
                                                     --------------
                                                        10,235,338

-------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.8%
3i Group plc                               142,120       1,578,624
-------------------------------------------------------------------
Collins Stewart Tullett plc                196,775       1,505,913
-------------------------------------------------------------------
MLP AG                                      63,293         927,915
                                                     --------------
                                                         4,012,452

-------------------------------------------------------------------
INSURANCE--1.5%
AMP Ltd.                                   217,376         958,515
-------------------------------------------------------------------
Skandia Forsakrings AB                     160,100         663,103
                                                     --------------
                                                         1,621,618


         5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      MARKET VALUE
                                            SHARES      SEE NOTE 1
-------------------------------------------------------------------
REAL ESTATE--1.9%
Solidere, GDR 2                            102,500    $    732,875
-------------------------------------------------------------------
Sumitomo Realty &
Development Co. Ltd.                       104,000       1,288,622
                                                     --------------
                                                         2,021,497

-------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Housing Development Finance
Corp. Ltd.                                  30,000         337,455
-------------------------------------------------------------------
HEALTH CARE--12.8%
-------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Art Advanced Research
Technologies, Inc. 1                        42,800          67,356
-------------------------------------------------------------------
Essilor International SA                    16,680       1,088,758
-------------------------------------------------------------------
Ortivus AB, Cl. B 1                         80,000         302,670
-------------------------------------------------------------------
Terumo Corp.                                22,000         551,437
                                                     --------------
                                                         2,010,221

-------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
Nicox SA 1                                  94,350         401,768
-------------------------------------------------------------------
PHARMACEUTICALS--10.5%
AstraZeneca plc                              7,260         325,727
-------------------------------------------------------------------
Aventis SA 1                                10,590         799,472
-------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.,
Sponsored ADR                               18,500         321,530
-------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.            17,000         402,740
-------------------------------------------------------------------
GlaxoSmithKline plc                         36,532         739,359
-------------------------------------------------------------------
H. Lundbeck AS                              45,000         979,662
-------------------------------------------------------------------
NeuroSearch AS 1                            31,700       1,162,303
-------------------------------------------------------------------
Novogen Ltd. 1                             705,800       2,605,800
-------------------------------------------------------------------
Sanofi-Synthelabo SA                         8,700         551,471
-------------------------------------------------------------------
Schering AG                                 13,636         804,627
-------------------------------------------------------------------
Shionogi & Co. Ltd.                         50,000         859,644
-------------------------------------------------------------------
SkyePharma plc 1                           373,660         433,685
-------------------------------------------------------------------
Takeda Chemical Industries Ltd.             13,000         570,682
-------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.,
Sponsored ADR                                8,100         545,049
                                                     --------------
                                                        11,101,751

-------------------------------------------------------------------
INDUSTRIALS--9.4%
-------------------------------------------------------------------
AEROSPACE & DEFENSE--2.7%
Empresa Brasileira de Aeronautica
SA, Preference                             401,126       2,857,229
-------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
BTG plc 1                                  243,744         477,392
-------------------------------------------------------------------
Buhrmann NV                                 57,725         573,788
-------------------------------------------------------------------
Prosegur Compania de Seguridad SA           23,200         356,498
-------------------------------------------------------------------
Randstad Holding NV                         19,600         537,258
                                                     --------------
                                                         1,944,936

                                                      MARKET VALUE
                                            SHARES      SEE NOTE 1
-------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.5%
Koninklijke Boskalis Westminster NV         11,700   $      302,490
-------------------------------------------------------------------
Leighton Holdings Ltd.                      43,375         274,655
                                                     --------------
                                                           577,145

-------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.2%
Ushio, Inc.                                 70,000       1,262,521
-------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.5%
Aalberts Industries NV                      54,138       1,620,328
-------------------------------------------------------------------
Siemens AG                                  14,256       1,025,931
                                                     --------------
                                                         2,646,259

-------------------------------------------------------------------
MACHINERY--0.7%
Hyundai Heavy Industries Co. Ltd.           28,963         688,044
-------------------------------------------------------------------
INFORMATION TECHNOLOGY--20.0%
-------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.9%
Nokia Oyj                                   29,900         431,441
-------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
B Shares 1                                 894,900       2,637,317
                                                     --------------
                                                         3,068,758

-------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.5%
Logitech International SA 1                 11,245         511,789
-------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--7.1%
Electrocomponents plc                      104,740         678,107
-------------------------------------------------------------------
Epcos AG 1                                  45,245         944,062
-------------------------------------------------------------------
Keyence Corp.                                4,200         958,053
-------------------------------------------------------------------
Nidec Corp.                                  5,000         512,304
-------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.              38,000         797,507
-------------------------------------------------------------------
Omron Corp.                                 41,686         976,105
-------------------------------------------------------------------
Tandberg ASA                               201,300       2,127,278
-------------------------------------------------------------------
TDK Corp.                                    6,900         523,594
                                                     --------------
                                                         7,517,010

-------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.3%
T-Online International AG 1                 29,540         334,600
-------------------------------------------------------------------
Yahoo Japan Corp. 1                            106       1,029,739
                                                     --------------
                                                         1,364,339

-------------------------------------------------------------------
IT SERVICES--2.8%
Amadeus Global Travel Distribution SA       90,800         595,443
-------------------------------------------------------------------
Getronics NV 1                              98,200         268,819
-------------------------------------------------------------------
Infosys Technologies Ltd.                    9,997       1,200,923
-------------------------------------------------------------------
NIIT Ltd. 1                                 99,600         348,465
-------------------------------------------------------------------
United Internet AG                          20,089         560,927
                                                     --------------
                                                         2,974,577


         6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                                                      MARKET VALUE
                                            SHARES      SEE NOTE 1
------------------------------------------------------------------
OFFICE ELECTRONICS--2.6%
Canon, Inc.                                 32,000    $  1,686,294
-------------------------------------------------------------------
Konica Minolta Holdings, Inc.               76,000       1,048,948
                                                     --------------
                                                         2,735,242

-------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--2.4%
ASM International NV 1                      74,900       1,548,932
-------------------------------------------------------------------
Jenoptik AG 1                               50,538         544,161
-------------------------------------------------------------------
Samsung Electronics Co.                      1,100         454,089
                                                     --------------
                                                         2,547,182

-------------------------------------------------------------------
SOFTWARE--0.4%
Autonomy Corp. plc 1                        63,534         288,623
-------------------------------------------------------------------
UBI Soft Entertainment SA 1                  6,325         152,290
                                                     --------------
                                                           440,913

-------------------------------------------------------------------
MATERIALS--2.4%
-------------------------------------------------------------------
METALS & MINING--2.4%
Companhia Vale do Rio Doce,
Sponsored ADR                               23,000         899,300
-------------------------------------------------------------------
Impala Platinum Holdings Ltd.               12,900         978,051
-------------------------------------------------------------------
Rio Tinto plc                               28,720         690,630
                                                     --------------
                                                         2,567,981

-------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.1%
-------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
--5.1%
KDDI Corp.                                     266       1,521,184
-------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                    26,030         546,370
-------------------------------------------------------------------
Telecom Italia Mobile SpA                  134,300         761,426
-------------------------------------------------------------------
Vodafone Group plc                       1,180,811       2,585,743
                                                     --------------
                                                         5,414,723

-------------------------------------------------------------------
UTILITIES--0.1%
-------------------------------------------------------------------
GAS UTILITIES--0.1%
Gail India Ltd.                             12,840          47,506
                                                     --------------
Total Common Stocks (Cost $80,790,311)                  99,956,369


                                         PRINCIPAL
                                            AMOUNT
-------------------------------------------------------------------
SHORT-TERM NOTES--0.8%
-------------------------------------------------------------------
Federal Home Loan Bank,
1.20%, 7/1/04 (Cost $900,000)          $   900,000         900,000
-------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.5%
-------------------------------------------------------------------
Undivided interest of 0.38% in
joint repurchase agreement
(Principal Amount/Market Value
$1,249,774,000, with a maturity
value of $1,249,822,255) with UBS
Warburg LLC, 1.39%, dated 6/30/04,
to be repurchased at $4,729,183 on
7/1/04, collateralized by Federal
Home Loan Mortgage Corp., 4.50%,
6/1/19, with a value of $340,921,875
and Federal National Mortgage Assn.,
4.50%--5%, 4/1/19--3/1/34, with a
value of $937,433,252 (Cost
$4,729,000)                            $ 4,729,000   $   4,729,000

-------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $86,419,311)                            99.8%    105,585,369
-------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                0.2         228,925
                                       ----------------------------
NET ASSETS                                   100.0%  $ 105,814,294
                                       ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security

2. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS          MARKET VALUE    PERCENT
----------------------------------------------------
Japan                       $  19,551,309      18.5%
United Kingdom                 15,343,531      14.5
France                         11,632,958      11.0
Germany                         7,878,025       7.5
United States                   6,479,700       6.1
The Netherlands                 6,410,358       6.1
Australia                       6,134,608       5.8
Sweden                          5,025,766       4.8
India                           4,141,629       3.9
Brazil                          3,756,529       3.6
Korea, Republic of South        2,631,757       2.5
Italy                           2,621,531       2.5
Ireland                         2,611,219       2.5
Norway                          2,565,362       2.4
Denmark                         2,141,965       2.0
Spain                           1,648,415       1.6
Switzerland                     1,563,304       1.5
South Africa                      978,051       0.9
Lebanon                           732,875       0.7
Mexico                            692,631       0.6
Israel                            545,049       0.5
Finland                           431,441       0.4
Canada                             67,356       0.1
                            ------------------------
Total                       $ 105,585,369     100.0%
                            ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


         7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

JUNE 30, 2004
---------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------
Investments, at value (cost $86,419,311)--see accompanying
statement of investments                                                 $ 105,585,369
---------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                            1,566
---------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                               303,157
Shares of capital stock sold                                                   222,291
Interest and dividends                                                         214,536
Other                                                                            3,990
                                                                         --------------
Total assets                                                               106,330,909

---------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------
Bank overdraft                                                                  19,228
---------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                            2,127
---------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                          403,230
Shares of capital stock redeemed                                                37,366
Foreign capital gains tax                                                       25,760
Distribution and service plan fees                                               5,540
Directors' compensation                                                          4,098
Shareholder communications                                                       2,117
Transfer and shareholder servicing agent fees                                      831
Other                                                                           16,318
                                                                         --------------
Total liabilities                                                              516,615

---------------------------------------------------------------------------------------
NET ASSETS                                                               $ 105,814,294
                                                                         ==============

---------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------
Par value of shares of capital stock                                     $      94,217
---------------------------------------------------------------------------------------
Additional paid-in capital                                                 136,590,547
---------------------------------------------------------------------------------------
Accumulated net investment loss                                             (1,002,105)
---------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions                                                               (49,009,887)
---------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                           19,141,522
                                                                         --------------
NET ASSETS                                                               $ 105,814,294
                                                                         ==============

---------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $96,498,301 and 86,195,238 shares of
capital stock outstanding)                                               $        1.12
---------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $9,315,993 and 8,021,314 shares of
capital stock outstanding)                                               $        1.16

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $124,606)                 $  1,059,862
--------------------------------------------------------------------------------------
Interest                                                                       26,624
                                                                         -------------
Total investment income                                                     1,086,486

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------
Management fees                                                               512,876
--------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                              9,926
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                              4,990
Service shares                                                                     38
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                    17,568
--------------------------------------------------------------------------------------
Directors' compensation                                                         3,457
--------------------------------------------------------------------------------------
Other                                                                           6,117
                                                                         -------------
Total expenses                                                                554,972
Less reduction to custodian expenses                                             (481)
                                                                         -------------
Net expenses                                                                  554,491

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         531,995

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                (1,661,637)
Foreign currency transactions                                               2,496,964
                                                                         -------------
Net realized gain                                                             835,327
--------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $25,760)                   4,326,641
Translation of assets and liabilities denominated in foreign
currencies                                                                 (4,328,793)
                                                                         -------------
Net change in unrealized appreciation                                          (2,152)

--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $  1,365,170
                                                                         =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS            YEAR
                                                                                 ENDED           ENDED
                                                                         JUNE 30, 2004    DECEMBER 31,
                                                                           (UNAUDITED)            2003
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                    $     531,995   $     260,368
-------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                       835,327     (14,696,098)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                            (2,152)     46,634,261
                                                                         ------------------------------
Net increase in net assets resulting from operations                         1,365,170      32,198,531

-------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                          (1,405,673)       (996,174)
Service shares                                                                (111,488)        (14,103)

-------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Non-Service shares                                                           4,480,870        (148,956)
Service shares                                                               3,875,603       3,569,304

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total increase                                                               8,204,482      34,608,602
-------------------------------------------------------------------------------------------------------
Beginning of period                                                         97,609,812      63,001,210
                                                                         ------------------------------
End of period (including accumulated net investment loss of $1,002,105
and $16,939, respectively)                                               $ 105,814,294   $  97,609,812
                                                                         ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        10 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                                YEAR
                                                  ENDED                                                               ENDED
                                          JUNE 30, 2004                                                        DECEMBER 31,
NON-SERVICE SHARES                          (UNAUDITED)           2003        2002         2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   1.12       $   0.76    $   1.07    $    1.74    $    2.30      $    1.57
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .01             -- 1       .01          .01           -- 1           -- 1
Net realized and unrealized gain (loss)             .01            .37        (.31)        (.39)        (.11)           .77
                                               -------------------------------------------------------------------------------
Total from investment operations                    .02            .37        (.30)        (.38)        (.11)           .77
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               (.02)          (.01)       (.01)          -- 1       (.03)          (.01)
Distributions from net realized gain                 --             --          --         (.29)        (.42)          (.03)
                                               -------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                       (.02)          (.01)       (.01)        (.29)        (.45)          (.04)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   1.12       $   1.12    $    .76    $    1.07    $    1.74      $    2.30
                                               ===============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 1.54%         50.13%     (28.51)%     (24.31)%      (9.43)%        50.37%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $ 96,498       $ 92,027    $ 62,091    $  99,831    $ 144,901      $ 147,345
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 95,179       $ 70,042    $ 83,511    $ 117,814    $ 162,028      $ 107,403
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              1.05%          0.37%       1.17%        0.69%        0.24%          0.17%
Total expenses                                     1.06% 4        1.12% 4     1.12% 4      1.05% 4      1.17% 4        1.08% 4
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              21%            71%         40%          44%          72%           127%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        11 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                  YEAR
                                                        ENDED                                 ENDED
                                                JUNE 30, 2004                          DECEMBER 31,
SERVICE SHARES                                    (UNAUDITED)         2003       2002        2001 1
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  1.16      $  0.81   $   1.08      $   1.22
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .01          .01        .01            -- 2
Net realized and unrealized gain (loss)                   .01          .35       (.27)         (.14)
                                                   ---------------------------------------------------
Total from investment operations                          .02          .36       (.26)         (.14)
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.02)        (.01)      (.01)           --
Distributions from net realized gain                       --           --         --            --
                                                   ---------------------------------------------------
Total dividends and/or distributions to
shareholders                                             (.02)        (.01)      (.01)           --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  1.16      $  1.16   $   0.81      $   1.08
                                                   ===================================================

------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       1.41%       45.53%    (24.51)%      (11.48)%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 9,316      $ 5,583   $    910      $    103
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 8,005      $ 2,205   $    603      $     36
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             0.86%        0.03%     (0.03)%        0.28%
Total expenses                                           1.30%        1.36%       1.41%        1.20%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 5        N/A 5      1.34%         N/A 5
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%          71%         40%          44%

1. For the period from March 19, 2001 (inception of offering) to December 31, 2001.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        12 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund/VA (the Fund) is a series of Panorama Series Fund, Inc. (the Company), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


        13 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $48,840,048 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Fund will utilize $835,327 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Fund did not utilize any capital loss carryforward to offset realized capital gains.

As of December 31, 2003, the Fund had available for federal income tax purposes post-October losses of $830,704 and unused capital loss carryforwards as follows:

                    EXPIRING
                    --------------------------
                    2009          $ 16,530,049
                    2010            12,564,594
                    2011            19,750,028
                                  ------------
                    Total         $ 48,844,671
                                  ============

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund does purchase shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the


        14 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

2. SHARES OF CAPITAL STOCK

The Fund has authorized 180 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                           SIX MONTHS ENDED JUNE 30, 2004     YEAR ENDED DECEMBER 31, 2003
                                                 SHARES            AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                         10,352,678      $ 11,706,913     186,946,297   $  155,106,738
Dividends and/or distributions reinvested     1,277,885         1,405,673       1,556,521          996,174
Redeemed                                     (7,711,984)       (8,631,716)   (188,023,694)    (156,251,868)
                                            ---------------------------------------------------------------
Net increase (decrease)                       3,918,579      $  4,480,870         479,124   $     (148,956)
                                            ===============================================================

-----------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                          5,342,064      $  6,308,844       8,997,299   $    8,513,130
Dividends and/or distributions reinvested        96,945           111,488          20,739           14,103
Redeemed                                     (2,225,100)       (2,544,729)     (5,340,145)      (4,957,929)
                                            ---------------------------------------------------------------
Net increase                                  3,213,909      $  3,875,603       3,677,893   $    3,569,304
                                            ===============================================================

--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2004, were $29,462,275 and $20,448,676, respectively.


        15 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $250 million of average daily net assets of the Fund and 0.90% of average daily net assets in excess of $250 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $5,038 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------

5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


        16 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

As of June 30, 2004, the Fund had outstanding foreign currency contracts as follows:

                             EXPIRATION  CONTRACT AMOUNT    VALUATION AS OF     UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION              DATES           (000S)      JUNE 30, 2004   APPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
British Pound Sterling [GBP]     7/2/04            14GBP          $  26,055       $     20        $    --
Japanese Yen [JPY]               7/1/04        14,613JPY            133,923          1,546             --
                                                                                 ----------------------------
                                                                                     1,566             --
                                                                                 ----------------------------
CONTRACTS TO SELL
Australian Dollar [AUD]          7/1/04           175AUD            122,153             --            649
British Pound Sterling [GBP]     7/1/04            16GBP             28,929             --            128
Euro [EUR]                       7/1/04            40EUR             49,155             --             46
Japanese Yen [JPY]               7/1/04        12,330JPY            114,305             --          1,304
                                                                                 ----------------------------
                                                                                       --            2,127
                                                                                 ----------------------------
Total unrealized appreciation and depreciation                                    $  1,566        $ 2,127
                                                                                 ============================

--------------------------------------------------------------------------------

6.ILLIQUID SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2004 was $732,875, which represents 0.69% of the Fund's net assets.


         17 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as directors. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested directors as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Directors of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Directors of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for directors includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)